SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unrecognized tax benefits	$ 5,033,000			$ 5,033,000	$ 2,433,000	$ 862,000
Tax provision		$ 234,000	$ 340,000	$ 252,000	$ 377,000
Warrants to purchase ordinary shares excluded from computation of diluted loss per share		236,946,000	225,224,000	235,943,000	205,893,000	120,775,000
Social Capital Hedosophia Holdings Corp. II
Unrecognized tax benefits	0	$ 0		$ 0
Unrecognized tax benefits, interest and penalties accrued	0	0		$ 0
Tax provision	$ 0	$ 0
Warrants to purchase ordinary shares excluded from computation of diluted loss per share		19,933,333